Pensions and Other Post Employment Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Summary of Components of Net Benefit Expense

The following tables summarize the components of net benefit expense recognized in the income statement, amounts recognized in the balance sheet and gains/(losses) recognized in other comprehensive loss.

in CHF thousands	For the Years Ended December 31,
Actuarial gains / (losses) recognized in other comprehensive loss:	2022	2021
On plan assets	26	18
On obligation	718	70
Total	744	88

in CHF thousands	For the Years Ended December 31,
Net benefit expense (recognized in personnel costs):	2022	2021
Current service cost	(446)	(296)
Interest cost on benefit obligation	(31)	(8)
Interest income	26	6
Impact of plan changes	37	151
Administration cost	(6)	(3)
Net benefit income / (expense)	(420)	(150)

in CHF thousands	As of December 31,
Benefit asset / (liability)	2022	2021
Defined benefit obligation	(6,494)	(5,666)
Fair value of plan assets	6,403	4,821
Net benefit asset / (liability)	(91)	(845)

Changes in Present Value of Defined Benefit Obligation

Changes in the present value of the defined benefit obligation are as follows:

	For the Years Ended December 31,
in CHF thousands	2022	2021
Defined benefit obligation at 1 January	(5,666)	(5,231)
Interest cost	(31)	(8)
Current service cost	(446)	(296)
Administrative expenses	(6)	(3)
Contributions paid by participants	(1,686)	(1,702)
Employees' contributions	(185)	(126)
Benefits deposited	770	1,479
Impact of plan changes	37	151
Actuarial gain on obligation	718	70
Defined benefit obligation at December 31,	(6,494)	(5,666)

Changes in the Fair Value of Plan Assets

Changes in the fair value of plan assets are as follows:

	For the Years Ended December 31,
in CHF thousands	2022	2021
Fair value of plan assets at 1 January	4,821	4,159
Expected return	26	6
Contributions by employer	429	289
Contributions by employees	185	126
Benefits paid from plan assets	(770)	(1,479)
Contributions paid by participants	1,686	1,702
Actuarial gains / (losses)	26	18
Fair value of plan assets at December 31,	6,403	4,821

Summary of Principal Assumptions used in Determining Pension Benefit Obligations for Group's Plan

The principal assumptions used in determining pension benefit obligations for the Group's plan are shown below:

	As of December 31,
	2022	2021
Discount rate	2.30%	0.35%
Future salary increases	1.20%	1.00%
Future pensions increases	0.00%	0.00%
Retirement age	M65/W64	M65/W64
Demographic assumptions	BVG 2020 GT	BVG 2020 GT

Schedule of Quantitative Sensitivity Analysis for Significant Assumptions

A quantitative sensitivity analysis for significant assumptions as of December 31, 2022 and 2021 is shown below:

in CHF thousands	Discount rate		Future salary increase		Mortality assumptions
Assumptions as of December 31, 2022	+0.25%	-0.25%	+0.50%	-0.50%	+1 year	-1 year
Potential defined benefit obligation	(6,274)	(6,741)	(6,527)	(6,462)	(6,553)	(6,429)
Decrease / (increase) from actual defined benefit obligation	221	(247)	(32)	32	(58)	65

Assumptions as of December 31, 2021	+0.25%	-0.25%	+0.50%	-0.50%	+1 year	-1 year
Potential defined benefit obligation	(5,442)	(5,922)	(5,681)	(5,652)	(5,750)	(5,614)
Decrease / (increase) from actual defined benefit obligation	224	(256)	(15)	14	(84)	52